Share-based Payments - Summary of Warrants Outstanding (Detail)	12 Months Ended
	Dec. 31, 2019 Warrant	Oct. 25, 2019 Warrant	Dec. 31, 2018 Warrant € / shares	Oct. 26, 2018 Warrant	Dec. 31, 2017 Warrant	Jun. 29, 2017 Warrant	Nov. 05, 2015 Warrant	May 05, 2014 Warrant	May 06, 2013 Warrant	Oct. 29, 2010 Warrant
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of warrants outstanding as of 31 December, Ex 2016	1,292,380	273,500	731,229	401,350	674,962	285,084	250,982	35,698	2,500	766
29 Oct 2010 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Warrant plan issuance date	29 October 2010
Vesting date	29 October 2013
Expiry date	29 October 2020
Number of warrants outstanding as of 31 December, Ex 2016	766		766
Exercise price per share | € / shares			€ 35.36
06 May 2013 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Warrant plan issuance date	06 May 2013
Vesting date	06 May 2016
Expiry date	06 May 2023
Number of warrants outstanding as of 31 December, Ex 2016	2,500		2,500
Exercise price per share | € / shares			€ 2.64
05 May 2014 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Warrant plan issuance date	05 May 2014
Vesting date	05 May 2017
Expiry date	05 May 2024
Number of warrants outstanding as of 31 December, Ex 2016	35,698		60,697
Exercise price per share | € / shares			€ 38.29
05 November 2015 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Warrant plan issuance date	05 November 2015
Vesting date	05 November 2018
Expiry date	05 November 2025
Number of warrants outstanding as of 31 December, Ex 2016	250,982		245,982
Exercise price per share | € / shares			€ 33.39
08 December 2016 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Warrant plan issuance date	08 December 2016
Vesting date	08 December 2019
Expiry date	08 December 2021
Number of warrants outstanding as of 31 December, Ex 2016	42,500		42,500
Exercise price per share | € / shares			€ 22.41
29 June 2017 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Warrant plan issuance date	29 June 2017
Vesting date	29 June 2020
Expiry date	29 June 2022
Number of warrants outstanding as of 31 December, Ex 2016	285,084		294,484
Exercise price per share | € / shares			€ 31.44
26 October 2018 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Warrant plan issuance date	26 October 2018
Vesting date	26 October 2021
Expiry date	19 September 2024
Number of warrants outstanding as of 31 December, Ex 2016	401,350		84,300
Exercise price per share | € / shares			€ 18.07
25 October 2019 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Warrant plan issuance date	25 October 2019
Vesting date	25 October 2022
Expiry date	25 October 2024
Number of warrants outstanding as of 31 December, Ex 2016	273,500
Exercise price per share | € / shares			€ 8.16